Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Related Party Transaction [Line Items]
Due to affiliate	$ 6,148,000	$ 2,482,000		$ 2,000
Payment to related party for consulting services	2,200,000	800,000	600,000
Receivable from affiliate	2,244,000	11,879,000		159,000
Rice Partners
Related Party Transaction [Line Items]
General and administrative expenses incurred from transaction with related party	9,300,000	4,800,000	3,100,000
Due to affiliate	6,100,000	2,500,000
Marcellus Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses incurred from transaction with related party	1,600,000	1,300,000	0
Receivable from affiliate		$ 6,000,000